Financial Risk Management (Financial Risk Factors, Foreign Exchange Risk , Foreign Exchange Risk) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Net foreign exchange (losses)/gains included in Other gains/(losses) - net	¥ 21,969	¥ (1,861)	¥ 12,248